Employee Benefit Plans (Activity For Option Plans) (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Shares under options outstanding, beginning balance	6,058,321
Shares under options, granted	639,989
Shares under options, exercised	(565,500)
Shares under options, expired	(250,545)
Shares under options, forfeited	(87,293)
Shares under options outstanding, ending balance	5,794,972
Shares under options, options exercisable	3,625,225
Weighted-average exercise price of options outstanding, beginning balance	$ 46.10
Weighted average exercise price of options, granted	$ 46.12
Weighted average exercise price of options, exercised	$ 30.91
Weighted average exercise price of options, expired	$ 62.10
Weighted average exercise price of options, forfeited	$ 48.24
Weighted-average exercise price of options outstanding, ending balance	$ 46.86
Options exercisable, weighted average exercise price	$ 47.46